Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
T. Rowe Price Retirement Blend 2005 Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	8.43%	12.19%	(13.11%)
T. Rowe Price Retirement Blend 2010 Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	8.86%	12.78%	(13.64%)
T. Rowe Price Retirement Blend 2015 Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	9.18%	13.21%	(13.97%)
T. Rowe Price Retirement Blend 2020 Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	9.43%	13.90%	(14.48%)
T. Rowe Price Retirement Blend 2025 Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	10.09%	14.89%	(15.37%)
T. Rowe Price Retirement Blend 2030 Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	11.16%	16.56%	(16.57%)
T. Rowe Price Retirement Blend 2035 Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	12.41%	18.41%	(17.19%)
T. Rowe Price Retirement Blend 2040 Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	13.66%	19.88%	(18.04%)
T. Rowe Price Retirement Blend 2045 Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	14.42%	20.86%	(18.33%)
T. Rowe Price Retirement Blend 2050 Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	14.81%	20.97%	(18.31%)
T. Rowe Price Retirement Blend 2055 Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	14.85%	21.07%	(18.38%)
T. Rowe Price Retirement Blend 2060 Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	14.74%	21.17%	(18.43%)
T. Rowe Price Retirement Blend 2065 Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	14.85%	21.02%	(18.37%)